Assets Held for Sale (Assets Held for Sale) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets and liabilites held for sale [Line Items]
Cash and cash equivalents	$ 83	$ 87	$ 161	$ 138
Inventories	1,226	1,267
Deferred tax assets	132	150
Property, plant and equipment	4,521	4,309
Intangible assets	722	$ 824
Assets and liabilities held for sale [Member]
Assets and liabilites held for sale [Line Items]
Cash and cash equivalents	5
Trade and other receivables	41
Inventories	35
Property, plant and equipment	25
Intangible assets	63
Assets held for sale	$ 169